Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net earnings	$ 90,280	$ 75,047
Foreign currency translation (loss) gain	(2,623)	1,916
Comprehensive earnings	87,657	76,963
Less: Comprehensive earnings attributable to non-controlling shareholders	24,415	23,595
Comprehensive earnings attributable to Company	$ 63,242	$ 53,368